UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2013
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Algebris Investments (UK) LLP
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Address:    7 Clifford Street
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            London W1S 2FT
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            United Kingdom
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Form 13F File Number:      028-12922
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Angus Milne
           --------------------------------------------------
Title:       Head of Compliance
           --------------------------------------------------
Phone:       +44 20 7440 2330
           --------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Angus Milne                     London, United Kingdom        May 15, 2013
-----------------------------      -------------------      ----------------
[Signature]                        [City, State]            [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                            Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0
                                               -------------

Form 13F Information Table Entry Total:          26
                                               -------------

Form 13F Information Table Value Total:         $88,009
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE


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                                                  FORM 13F INFORMATION TABLE

         COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
--------------------------- -------------- --------- -------- ------------------ ---------- -------- -------------------
                                                      VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
      NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
--------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- ------- ------ ----
1ST UNITED BANCORP INC FLA  COM            33740N105      103    15,890 SH       SOLE       N/A       15,890      -    -
AMERICAN EXPRESS CO         COM            025816109      236     3,500 SH       SOLE       N/A        3,500      -    -
BANK OF AMERICA CORPORATION COM            060505104    6,699   550,000 SH  PUT  SOLE       N/A      550,000      -    -
BERKSHIRE HATHAWAY INC DEL  CL B NEW       084670702    5,835    56,000 SH  PUT  SOLE       N/A       56,000      -    -
BLACKSTONE GROUP L P        COM UNIT LTD   09253U108      995    50,300 SH       SOLE       N/A       50,300      -    -
CAPITAL ONE FINL CORP       COM            14040H105    1,101    20,029 SH       SOLE       N/A       20,029      -    -
CENTERSTATE BANKS INC       COM            15201P109      107    12,500 SH       SOLE       N/A       12,500      -    -
CITIGROUP INC               COM NEW        172967424    8,972   202,803 SH       SOLE       N/A      202,803      -    -
GENWORTH FINL INC           COM CL A       37247D106      149    14,900 SH       SOLE       N/A       14,900      -    -
INVESCO LTD                 SHS            G491BT108      277     9,560 SH       SOLE       N/A        9,560      -    -
ISHARES TR                  RUSSELL 2000   464287655   16,997   180,000 SH  PUT  SOLE       N/A      180,000      -    -
JPMORGAN CHASE & CO         COM            46625H100    4,326    91,150 SH       SOLE       N/A       91,150      -    -
MARSH & MCLENNAN COS INC    COM            571748102      273     7,200 SH       SOLE       N/A        7,200      -    -
METLIFE INC                 COM            59156R108    5,323   140,000 SH  CALL SOLE       N/A            -      -    -
METLIFE INC                 COM            59156R108    6,392   168,130 SH       SOLE       N/A      168,130      -    -
PNC FINL SVCS GROUP INC     COM            693475105      206     3,100 SH       SOLE       N/A        3,100      -    -
PRUDENTIAL FINL INC         COM            744320102    5,899   100,000 SH  CALL SOLE       N/A            -      -    -
PRUDENTIAL FINL INC         COM            744320102    2,761    46,800 SH       SOLE       N/A       46,800      -    -
ROYAL BK SCOTLAND GROUP PLC ADR PREF SHS R 780097747      551    25,000 SH       SOLE       N/A       25,000      -    -
ROYAL BK SCOTLAND GROUP PLC SP ADR PREF T  780097713    1,218    50,000 SH       SOLE       N/A       50,000      -    -
ROYAL BK SCOTLAND GROUP PLC SP ADR PREF M  780097796    3,348   150,000 SH       SOLE       N/A      150,000      -    -
SELECT SECTOR SPDR TR       SBI INT-FINL   81369Y605    4,552   250,000 SH  PUT  SOLE       N/A      250,000      -    -
SYNOVUS FINL CORP           COM            87161C105    6,094 2,200,000 SH  CALL SOLE       N/A            -      -    -
SYNOVUS FINL CORP           COM            87161C105      194    70,000 SH       SOLE       N/A       70,000      -    -
WELLS FARGO & CO NEW        COM            949746101    5,179   140,000 SH  PUT  SOLE       N/A      140,000      -    -
WELLS FARGO & CO NEW        COM            949746101      222     6,000 SH       SOLE       N/A        6,000      -    -
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